Pay vs Performance Disclosure (Details) R in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($) ZAR (R)	Jun. 30, 2025 USD ($) ZAR (R)	Jun. 30, 2024 USD ($) ZAR (R)	Jun. 30, 2023 USD ($) ZAR (R)	Jun. 30, 2022 USD ($) ZAR (R)
Pay Vs Performance Disclosure [Line Items]
Pay vs Performance Disclosure, Table
PAY
VERSUS PERFORMANCE
DISCLOSURES
As required by Section
953(a) of the Dodd-Frank Wall
Street Reform and
Consumer Protection
Act, and
Item 402(v) of Regulation S-K
promulgated
under the Exchange
Act, we are providing
the
following
information
about
the relationship
between
executive
compensation
actually
paid and
certain
financial
performance
of our
company.
Refer
to the
Compensation
Discussion
and
Analysis section
for further
information
concerning our variable
pay
-for-performance
philosophy
and
how it aligns executive compensation
with our performance.
Year
Summary
compensation
table total for
first PEO
Summary
compensation
table total for
second PEO
Compensation
actually paid to
first PEO
Compensation
actually paid to
second PEO
Average
summary
compensation
table total for
non-PEO NEOs
Average
compensation
actually paid to
non-PEO NEOs
Value of initial fixed $100
investment based on:
Net income
(loss)
$ ‘000
Group Adjusted
EBITDA
ZAR ‘000
Total
shareholder
return
Peer Group
Total
shareholder
return
(1)(4) (2)(4) (1)(5) (2)(5) (3)(6) (3)(7) (8) (9) (10)
2026 $600,000 N/A ($220,000) N/A $997,274 $757,762 $106 $116 $2,758 ZAR 1,274,588
2025 $609,349 N/A ($1,018,451) N/A $1,270,452 $943,940 $95 $110 ($90,957) ZAR 906,573
2024 $5,709,225 $1,244,097 $6,371,525 $1,386,802 $1,298,856 $1,347,237 $99 $91 ($18,515) ZAR 675,332
2023 N/A $1,432,860 N/A $833,154 $1,283,723 $925,470 $81 $83 ($35,935) ZAR 432,078
2022 N/A $3,978,441 N/A $3,996,918 $873,407 $773,282 $109 $71 ($44,697) (ZAR 339,390)
(1)
First Principal
Executive
Officer
(“PEO”) is our current
Executive
Chairman,
Mr. Mazanderani
.
(2)
Second
PEO was
Chris Meyer
. Mr.
Meyer’s
employment
terminated
on February
29, 2024.
(3)
2026
and
2025
comprise four
NEOs:
Messrs. Smith, Heilbron, Kola and Mali ;
2024
comprise three
NEOs:
Messrs. Heilbron, Kola and Mali ; and
2023
and
2022
comprise four
NEOs:
Messrs. Heilbron, Kola, Mali, and Alex M.R. Smith
(terminated
employment
March
1, 2023).
(4)
Represents the
amount
of total compensation reported for each
PEO for
each corresponding
fiscal year in the “Total”
column of the Summary
Compensation
Table for each
applicable
fiscal year.
(5)
Represents
the amount
of “compensation
actually paid” to the first
and second
PEOs respectively,
as computed
in
accordance
with
Item 402(v) of Regulation S-K. The
dollar amounts
do not
necessarily
reflect the actual
amount
of compensation
earned
by or paid
to the
respective PEO during
the applicable
fiscal
year.
In accordance
with the requirements
of Item
402(v)
of
Regulation
S-K,
the
following
adjustments
were
made
to
the
respective
PEO’s
total
Summary
Compensation
Table
compensation
for
each
year
to
determine
the
compensation
actually
paid
:
First PEO Second PEO
Year
Summary
compensation
table total
Reported
value of
equity awards
Equity award
adjustments
Compensation
actually
paid
Summary
compensation
table total
Reported
value of
equity awards
Equity award
adjustments
Compensation
actually
paid
(a) (b) (a) (b)
2026 $600,000 $0 ($820,000) ($220,000) N/A N/A N/A N/A
2025 $609,349 $0 ($1,627,800) ($1,018,451) N/A N/A N/A N/A
2024 $5,709,225 ($5,480,000) $6,142,300 $6,371,525 $1,244,097 ($441,779) $584,484 $1,386,802
2023 N/A N/A N/A N/A $1,432,860 ($257,985) ($341,721) $833,154
2022 N/A N/A N/A N/A $3,978,441 ($2,548,441) $2,566,918 $3,996,918
The grant
date fair
value of
equity awards
represents
the total
of the
amounts
reported in the “Stock
Awards”
and “Option
Awards”
columns in the
Summary
Compensation
Table
for the
applicable
fiscal year.
(b)
The
equity award
adjustments
for each
applicable fiscal
year include
the
addition
(or subtraction,
as applicable)
of the
following:
(i) the
year
-end fair value
of any
equity awards
granted in the
applicable fiscal
year that
are outstanding
and unvested
as of the end
of the fiscal year;
(ii) the amount
of change as of the end
of the applicable
fiscal year (from
the
end of the
prior fiscal
year) in fair value
of any
awards granted
in prior fiscal
years that
are outstanding
and unvested
as of the end of
the applicable
fiscal year;
(iii) for awards
that
are granted
and vest in same applicable
fiscal year,
the fair value as of
the vesting date;
(iv) for awards granted
in prior years
that vest in the applicable
fiscal year,
the amount
equal
to the change as of the vesting date
(from the end of the prior fiscal year) in fair value; and
(v)
for awards
granted in prior fiscal years that
are determined to fail to meet the applicable
vesting conditions
during the applicable
fiscal year,
a deduction for
the amount
equal to the fair value
at the end of the
prior fiscal year;
and (vi) the dollar value
of any
dividends or
other earnings
paid on stock
or option awards
in the applicable
fiscal
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or included
in any
other component
of total compensation
for the applicable fiscal year
(there
were no adjustments
related to item (vi)). The valuation
assumptions used to calculate
fair values did not
materially differ from
those disclosed
at the time of grant. The amounts
deducted or added in calculating the equity award adjustments are as follows
(only applicable
years presented
for each
respective PEO).
Year
(i)
Year
End
Fair Value
of
Unvested
Covered Year
Equity Awards
(ii)
Year
over Year
Change
in Fair Value
of
Outstanding
and
Unvested
Prior Year
Equity Awards
(iii)
Fair Value
as of
Vesting
Date of
Equity Awards
Granted
and Vested
in
the Year
(iv)
Year
over Year
Change
in Fair Value
of Equity
Awards
Granted in
Prior
Years
that Vested
in the
Year
(v)
Awards
Granted in
Prior
Fiscal Years
that are
Determined
to Fail to
Meet the Applicable
Vesting
Conditions
During the Applicable
Fiscal Year
Equity award
adjustments
First PEO
2026 $0 $0 $0 ($820,000) $0 ($820,000)
2025 $0 ($1,803,000) $0 $175,200 $0 ($1,627,800)
2024 $6,142,300 $0 $0 $0 $0 $6,142,300
Second PEO
2024 $469,121 $183,382 $0 $155,445 ($223,464) $584,484
2023 $203,927 ($550,377) $0 $4,729 $0 ($341,721)
2022 $2,267,323 $0 $299,595 $0 $0 $2,566,918
(6)
Represents
the average
of the
amounts
reported for
our non
-PEO NEOs
as a
group in the “Total”
column
of the
Summary
Compensation
Table
in each
applicable
fiscal year.
(7)
Represents
the average
amount
of “compensation
actually paid” to
the non
-PEO NEOs as
a group, as
computed
in accordance
with
Item
402(v) of
Regulation
S-K. The
dollar
amounts
do
not
necessarily
reflect
the
actual
average
amount
of compensation
earned
by
or paid
to
the
non-PEO NEOs
as
a group
during
the
applicable
fiscal
year.
In
accordance
with the
requirements
of Item
402(v) of
Regulation
S-K,
the following
adjustments
were made to
average total
Summary
Compensation
Table compensation
for the
non-PEO NEOs as a group
for each
year to
determine
the compensation
actually
paid
:
Year
Average
Reported Summary
Compensation
Table
Total
for
Non-PEO
NEOs
Average
Reported Value
of Equity Awards
Average
Equity Award
Adjustments
Average
Compensation
Actually
Paid to Non-PEO
NEOs
(a) (b)
2026 $997,274 ($174,375) ($65,137) $757,762
2025 $1,270,452 ($701,550) $375,038 $943,940
2024 $1,298,856 ($498,661) $547,042 $1,347,237
2023 $1,283,723 ($681,395) $323,142 $925,470
2022 $873,407 ($417,458) $317,333 $773,282
The grant
date
fair value
of equity
awards
represents the
total
of the
amounts
reported in the
“Stock Awards”
and
“Option Awards”
columns
in the Summary
Compensation
Table
for the
applicable
fiscal year.
(b)
The equity
award
adjustments
for each
applicable
fiscal year
include the addition
(or subtraction,
as applicable)
are as
discussed above
in footnote
(5)(b), and there
were no
adjustments
related to
item (vi) in footnote
(5)(b). The amounts
deducted
or added
in calculating the
equity award
adjustments
for our non-PEO
NEOs are as follows:
Year
(i)
Average
Year
End Fair
Value
of Unvested Covered
Year
Equity Awards
(ii)
Year over Year Average
Change in
Fair Value
of
Outstanding
and Unvested
Prior Year
Equity Awards
(iii)
Average Fair Value as of
Vesting
Date of
Equity
Awards
Granted and
Vested
in the Year
(iv)
Year over Year Average
Change in
Fair Value
of
Equity Awards
Granted in
Prior Years
that Vested
in
the Year
(v)
Average
Awards
Granted
in Prior Fiscal
Years
that
are Determined
to Fail to
Meet the Applicable
Vesting
Conditions
During
the Applicable
Fiscal Year
Average
equity
award
adjustments
2026 $186,375 ($88,933) $0 $1,334 ($163,913) ($65,137)
2025 $394,525 ($12,225) $0 ($7,262) $0 $375,038
2024 $532,489 $60,656 $0 $69,660 ($115,763) $547,042
2023 $280,876 ($159,394) $341,250 ($36,790) ($102,800) $323,142
2022 $267,099 $16,754 $23,036 $14,944 ($4,500) $317,333
(8)
Cumulative
total shareholder
return (“TSR”)
is calculated
by dividing
the sum of the cumulative
amount of dividends for the measurement
period, assuming dividend reinvestment,
and
the difference
between our
share price at
the end
and
the beginning of the
measurement
period by the
Company’s
share price at
the beginning of the
measurement
period.
(9)
Peer Group
Total Shareholder
Return
(“PGTSR”) represents
the cumulative
TSR of the
industry index
selected,
namely
the Nasdaq
Industrial Index
.
PGTSR is calculated
based
on a fixed
investment
of $100
at the beginning
of the
measurement
period and assumes
the reinvestment
of dividends.
The index
is weighted
based on the
market
capitalization
of its constituent
companies
in accordance
with the index provider
’s methodology
.
(10)
Group
Adjusted
EBITDA
is the
most
significant
performance
measure used
to link our
company’s
performance
to compensation
paid
to our
PEO and
non-PEO NEOs. Group
Adjusted
EBITDA
is
a non
-GAAP measure
and
is calculated
as earnings
(net
income
attributable
to Lesaka)
before
interest, tax,
depreciation
and
amortization
(“EBITDA”),
adjusted
for non-operational
transactions
(including loss on
disposal of
equity-accounted
investments, gain related
to fair value
adjustments
to currency
options), (earnings) loss
from
equity-accounted
investments,
stock-based
compensation
charges
and
once-off
items. Once
-off
items
represents
non-recurring expense
items, including
costs
related
to
acquisitions
and
transactions
consummated
or ultimately
not pursued
.

Named Executive Officers Fn [Text Block]
2026
and
2025
comprise four
NEOs:
Messrs. Smith, Heilbron, Kola and Mali ;
2024
comprise three
NEOs:
Messrs. Heilbron, Kola and Mali ; and
2023
and
2022
comprise four
NEOs:
Messrs. Heilbron, Kola, Mali, and Alex M.R. Smith
(terminated
employment
March
1, 2023).

Adj To Peo Comp Fn [Text Block]
Represents
the amount
of “compensation
actually paid” to the first
and second
PEOs respectively,
as computed
in
accordance
with
Item 402(v) of Regulation S-K. The
dollar amounts
do not
necessarily
reflect the actual
amount
of compensation
earned
by or paid
to the
respective PEO during
the applicable
fiscal
year.
In accordance
with the requirements
of Item
402(v)
of
Regulation
S-K,
the
following
adjustments
were
made
to
the
respective
PEO’s
total
Summary
Compensation
Table
compensation
for
each
year
to
determine
the
compensation
actually
paid
First PEO Second PEO
Year
Summary
compensation
table total
Reported
value of
equity awards
Equity award
adjustments
Compensation
actually
paid
Summary
compensation
table total
Reported
value of
equity awards
Equity award
adjustments
Compensation
actually
paid
(a) (b) (a) (b)
2026 $600,000 $0 ($820,000) ($220,000) N/A N/A N/A N/A
2025 $609,349 $0 ($1,627,800) ($1,018,451) N/A N/A N/A N/A
2024 $5,709,225 ($5,480,000) $6,142,300 $6,371,525 $1,244,097 ($441,779) $584,484 $1,386,802
2023 N/A N/A N/A N/A $1,432,860 ($257,985) ($341,721) $833,154
2022 N/A N/A N/A N/A $3,978,441 ($2,548,441) $2,566,918 $3,996,918
The grant
date fair
value of
equity awards
represents
the total
of the
amounts
reported in the “Stock
Awards”
and “Option
Awards”
columns in the
Summary
Compensation
Table
for the
applicable
fiscal year.
(b)
The
equity award
adjustments
for each
applicable fiscal
year include
the
addition
(or subtraction,
as applicable)
of the
following:
(i) the
year
-end fair value
of any
equity awards
granted in the
applicable fiscal
year that
are outstanding
and unvested
as of the end
of the fiscal year;
(ii) the amount
of change as of the end
of the applicable
fiscal year (from
the
end of the
prior fiscal
year) in fair value
of any
awards granted
in prior fiscal
years that
are outstanding
and unvested
as of the end of
the applicable
fiscal year;
(iii) for awards
that
are granted
and vest in same applicable
fiscal year,
the fair value as of
the vesting date;
(iv) for awards granted
in prior years
that vest in the applicable
fiscal year,
the amount
equal
to the change as of the vesting date
(from the end of the prior fiscal year) in fair value; and
(v)
for awards
granted in prior fiscal years that
are determined to fail to meet the applicable
vesting conditions
during the applicable
fiscal year,
a deduction for
the amount
equal to the fair value
at the end of the
prior fiscal year;
and (vi) the dollar value
of any
dividends or
other earnings
paid on stock
or option awards
in the applicable
fiscal
year prior to the
vesting date that
are not otherwise
reflected in the
fair value of such
award or included
in any
other component
of total compensation
for the applicable fiscal year
(there
were no adjustments
related to item (vi)). The valuation
assumptions used to calculate
fair values did not
materially differ from
those disclosed
at the time of grant. The amounts
deducted or added in calculating the equity award adjustments are as follows
(only applicable
years presented
for each
respective PEO).
Year
(i)
Year
End
Fair Value
of
Unvested
Covered Year
Equity Awards
(ii)
Year
over Year
Change
in Fair Value
of
Outstanding
and
Unvested
Prior Year
Equity Awards
(iii)
Fair Value
as of
Vesting
Date of
Equity Awards
Granted
and Vested
in
the Year
(iv)
Year
over Year
Change
in Fair Value
of Equity
Awards
Granted in
Prior
Years
that Vested
in the
Year
(v)
Awards
Granted in
Prior
Fiscal Years
that are
Determined
to Fail to
Meet the Applicable
Vesting
Conditions
During the Applicable
Fiscal Year
Equity award
adjustments
First PEO
2026 $0 $0 $0 ($820,000) $0 ($820,000)
2025 $0 ($1,803,000) $0 $175,200 $0 ($1,627,800)
2024 $6,142,300 $0 $0 $0 $0 $6,142,300
Second PEO
2024 $469,121 $183,382 $0 $155,445 ($223,464) $584,484
2023 $203,927 ($550,377) $0 $4,729 $0 ($341,721)
2022 $2,267,323 $0 $299,595 $0 $0 $2,566,918

Non Peo Neo Avg Total Comp Amt	$ 997,274	$ 1,270,452	$ 1,298,856	$ 1,283,723	$ 873,407
Non Peo Neo Avg Comp Actually Paid Amt	$ 757,762	943,940	1,347,237	925,470	773,282
Adj To Non Peo Neo Comp Fn [Text Block]
Represents
the average
amount
of “compensation
actually paid” to
the non
-PEO NEOs as
a group, as
computed
in accordance
with
Item
402(v) of
Regulation
S-K. The
dollar
amounts
do
not
necessarily
reflect
the
actual
average
amount
of compensation
earned
by
or paid
to
the
non-PEO NEOs
as
a group
during
the
applicable
fiscal
year.
In
accordance
with the
requirements
of Item
402(v) of
Regulation
S-K,
the following
adjustments
were made to
average total
Summary
Compensation
Table compensation
for the
non-PEO NEOs as a group
for each
year to
determine
the compensation
actually
paid
Year
Average
Reported Summary
Compensation
Table
Total
for
Non-PEO
NEOs
Average
Reported Value
of Equity Awards
Average
Equity Award
Adjustments
Average
Compensation
Actually
Paid to Non-PEO
NEOs
(a) (b)
2026 $997,274 ($174,375) ($65,137) $757,762
2025 $1,270,452 ($701,550) $375,038 $943,940
2024 $1,298,856 ($498,661) $547,042 $1,347,237
2023 $1,283,723 ($681,395) $323,142 $925,470
2022 $873,407 ($417,458) $317,333 $773,282
The grant
date
fair value
of equity
awards
represents the
total
of the
amounts
reported in the
“Stock Awards”
and
“Option Awards”
columns
in the Summary
Compensation
Table
for the
applicable
fiscal year.
(b)
The equity
award
adjustments
for each
applicable
fiscal year
include the addition
(or subtraction,
as applicable)
are as
discussed above
in footnote
(5)(b), and there
were no
adjustments
related to
item (vi) in footnote
(5)(b). The amounts
deducted
or added
in calculating the
equity award
adjustments
for our non-PEO
NEOs are as follows:
Year
(i)
Average
Year
End Fair
Value
of Unvested Covered
Year
Equity Awards
(ii)
Year over Year Average
Change in
Fair Value
of
Outstanding
and Unvested
Prior Year
Equity Awards
(iii)
Average Fair Value as of
Vesting
Date of
Equity
Awards
Granted and
Vested
in the Year
(iv)
Year over Year Average
Change in
Fair Value
of
Equity Awards
Granted in
Prior Years
that Vested
in
the Year
(v)
Average
Awards
Granted
in Prior Fiscal
Years
that
are Determined
to Fail to
Meet the Applicable
Vesting
Conditions
During
the Applicable
Fiscal Year
Average
equity
award
adjustments
2026 $186,375 ($88,933) $0 $1,334 ($163,913) ($65,137)
2025 $394,525 ($12,225) $0 ($7,262) $0 $375,038
2024 $532,489 $60,656 $0 $69,660 ($115,763) $547,042
2023 $280,876 ($159,394) $341,250 ($36,790) ($102,800) $323,142
2022 $267,099 $16,754 $23,036 $14,944 ($4,500) $317,333
(8)
Cumulative
total shareholder
return (“TSR”)
is calculated
by dividing
the sum of the cumulative
amount of dividends for the measurement
period, assuming dividend reinvestment,
and
the difference
between our
share price at
the end
and
the beginning of the
measurement
period by the
Company’s
share price at
the beginning of the
measurement
period.
(9)
Peer Group
Total Shareholder
Return
(“PGTSR”) represents
the cumulative
TSR of the
industry index
selected,
namely
the Nasdaq
Industrial Index
.
PGTSR is calculated
based
on a fixed
investment
of $100
at the beginning
of the
measurement
period and assumes
the reinvestment
of dividends.
The index
is weighted
based on the
market
capitalization
of its constituent
companies
in accordance
with the index provider
’s methodology
.
(10)
Group
Adjusted
EBITDA
is the
most
significant
performance
measure used
to link our
company’s
performance
to compensation
paid
to our
PEO and
non-PEO NEOs. Group
Adjusted
EBITDA
is
a non
-GAAP measure
and
is calculated
as earnings
(net
income
attributable
to Lesaka)
before
interest, tax,
depreciation
and
amortization
(“EBITDA”),
adjusted
for non-operational
transactions
(including loss on
disposal of
equity-accounted
investments, gain related
to fair value
adjustments
to currency
options), (earnings) loss
from
equity-accounted
investments,
stock-based
compensation
charges
and
once-off
items. Once
-off
items
represents
non-recurring expense
items, including
costs
related
to
acquisitions
and
transactions
consummated
or ultimately
not pursued
.

Comp Actually Paid Vs Total Shareholder Rtn [Text Block]	.. ..
Comp Actually Paid Vs Net Income [Text Block]	.. ..
Comp Actually Paid Vs Co Selected Measure [Text Block]	.. ..
Tabular List [Table Text Block]
Tabular
list of financial
performance
measures
We
have
adopted
a cash
incentive award
plan
for the
current fiscal
year
which includes a
number
of financial
and
non-
financial
performance
measures.
We consider
the following to be a
list of our most
important
financial
performance
measures
used
to link co
mpensation
actually
paid
to our named
executive
officers for
our fiscal 202
6
company
performance,
as required
by Item
402(v) of
Regulation
S-K, the following
is a list of
financial
performance
measures:
Smith Heilbron
Kola
Mali
Group Adjusted EBITDA Group Adjusted EBITDA Group Adjusted EBITDA Group Adjusted EBITDA
Group Net Revenue Group Net Revenue Group Net Revenue Group Net Revenue
Positive Earnings Positive Earnings Positive Earnings Positive Earnings

Total Shareholder Rtn Amt	$ 106	95	99	81	109
Peer Group Total Shareholder Rtn Amt	116	110	91	83	71
Net Income Loss	$ 2,758,000	$ (90,957,000)	$ (18,515,000)	$ (35,935,000)	$ (44,697,000)
Co Selected Measure Amt | R	1,274,588	906,573	675,332	432,078	(339,390)
MeasureAxis: 1
Pay Vs Performance Disclosure [Line Items]
Non Gaap Measure Description [Text Block]
Group
Adjusted
EBITDA
is the
most
significant
performance
measure used
to link our
company’s
performance
to compensation
paid
to our
PEO and
non-PEO NEOs. Group
Adjusted
EBITDA
is
a non
-GAAP measure
and
is calculated
as earnings
(net
income
attributable
to Lesaka)
before
interest, tax,
depreciation
and
amortization
(“EBITDA”),
adjusted
for non-operational
transactions
(including loss on
disposal of
equity-accounted
investments, gain related
to fair value
adjustments
to currency
options), (earnings) loss
from
equity-accounted
investments,
stock-based
compensation
charges
and
once-off
items. Once
-off
items
represents
non-recurring expense
items, including
costs
related
to
acquisitions
and
transactions
consummated
or ultimately
not pursued

First PEO [Member]
Pay Vs Performance Disclosure [Line Items]
Peo Total Comp Amt	$ 600,000	$ 609,349	$ 5,709,225
Peo Actually Paid Comp Amt	$ (220,000)	(1,018,451)	6,371,525
Peo Name	Mr. Mazanderani
First PEO [Member] | Reported Value Of Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ 0	0	(5,480,000)
First PEO [Member] | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	0	0	6,142,300
First PEO [Member] | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	0	(1,803,000)	0
First PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	0	0	0
First PEO [Member] | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	(820,000)	175,200	0
First PEO [Member] | Awards Granted In Prior Fiscal Years [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	0	0	0
First PEO [Member] | Equity Award Adjustments [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ (820,000)	$ (1,627,800)	6,142,300
Second PEO [Member]
Pay Vs Performance Disclosure [Line Items]
Peo Total Comp Amt			1,244,097	$ 1,432,860	$ 3,978,441
Peo Actually Paid Comp Amt			1,386,802	833,154	3,996,918
Peo Name	Chris Meyer
Second PEO [Member] | Reported Value Of Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			(441,779)	(257,985)	(2,548,441)
Second PEO [Member] | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			469,121	203,927	2,267,323
Second PEO [Member] | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			183,382	(550,377)	0
Second PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			0	0	299,595
Second PEO [Member] | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			155,445	4,729	0
Second PEO [Member] | Awards Granted In Prior Fiscal Years [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			(223,464)	0	0
Second PEO [Member] | Equity Award Adjustments [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt			$ 584,484	$ (341,721)	$ 2,566,918
Smith [Member] | MeasureAxis: 1
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Adjusted EBITDA
Smith [Member] | MeasureAxis: 2
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Net Revenue
Smith [Member] | MeasureAxis: 3
Pay Vs Performance Disclosure [Line Items]
Measure Name	Positive Earnings
Naeem E Kola [Member] | MeasureAxis: 1
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Adjusted EBITDA
Naeem E Kola [Member] | MeasureAxis: 2
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Net Revenue
Naeem E Kola [Member] | MeasureAxis: 3
Pay Vs Performance Disclosure [Line Items]
Measure Name	Positive Earnings
Steven J Heilbron [Member] | MeasureAxis: 1
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Adjusted EBITDA
Steven J Heilbron [Member] | MeasureAxis: 2
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Net Revenue
Steven J Heilbron [Member] | MeasureAxis: 3
Pay Vs Performance Disclosure [Line Items]
Measure Name	Positive Earnings
Lincoln C Mali [Member] | MeasureAxis: 1
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Adjusted EBITDA
Lincoln C Mali [Member] | MeasureAxis: 2
Pay Vs Performance Disclosure [Line Items]
Measure Name	Group Net Revenue
Lincoln C Mali [Member] | MeasureAxis: 3
Pay Vs Performance Disclosure [Line Items]
Measure Name	Positive Earnings
Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Peo Name	Messrs. Smith, Heilbron, Kola and Mali	Messrs. Smith, Heilbron, Kola and Mali	Messrs. Heilbron, Kola and Mali	Messrs. Heilbron, Kola, Mali, and Alex M.R. Smith	Messrs. Heilbron, Kola, Mali, and Alex M.R. Smith
Non Peo Neo [Member] | Reported Value Of Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ (174,375)	$ (701,550)	$ (498,661)	$ (681,395)	$ (417,458)
Non Peo Neo [Member] | Fair Value Of Unvested Covered Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	186,375	394,525	532,489	280,876	267,099
Non Peo Neo [Member] | Fair Value Of Outstanding And Unvested Prior Year Equity Awards [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	(88,933)	(12,225)	60,656	(159,394)	16,754
Non Peo Neo [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	0	0	0	341,250	23,036
Non Peo Neo [Member] | Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	1,334	(7,262)	69,660	(36,790)	14,944
Non Peo Neo [Member] | Awards Granted In Prior Fiscal Years [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	(163,913)	0	(115,763)	(102,800)	(4,500)
Non Peo Neo [Member] | Equity Award Adjustments [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ (65,137)	$ 375,038	$ 547,042	$ 323,142	$ 317,333